Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of movement in property, plant and equipment

	Land and buildings $ million	Plant and equipment $ million	Fixtures and fittings $ million	Returnable bottles and crates $ million	Under construction $ million	Total $ million
Cost
At 30 June 2022 (re-presented)	3,210	6,365	150	656	1,053	11,434
Hyperinflation adjustment	6	13	1	—	5	25
Exchange differences	(66)	(138)	—	(39)	30	(213)
Acquisitions	9	16	—	3	—	28
Sale of businesses	(42)	(180)	(5)	(66)	(4)	(297)
Additions	133	257	16	60	998	1,464
Disposals	(78)	(170)	(15)	(126)	(2)	(391)
Transfers	175	286	15	33	(509)	—
Reclassification from assets held for sale	3	—	2	—	—	5
At 30 June 2023 (re-presented)	3,350	6,449	164	521	1,571	12,055
Hyperinflation adjustment	48	70	2	12	16	148
Exchange differences	(74)	(123)	(3)	(24)	(50)	(274)
Sale of businesses	(1)	(14)	(3)	—	—	(18)
Additions	207	383	15	30	911	1,546
Disposals	(57)	(189)	(9)	(19)	(9)	(283)
Transfers	169	679	11	13	(872)	—
Reclassification to assets held for sale	(25)	(97)	—	(19)	(4)	(145)
At 30 June 2024	3,617	7,158	177	514	1,563	13,029
Depreciation
At 30 June 2022 (re-presented)	907	2,921	94	436	—	4,358
Exchange differences	(8)	(95)	—	(22)	—	(125)
Depreciation charge for the year	150	323	16	40	—	529
Exceptional accelerated depreciation and impairment	38	49	—	—	—	87
Sale of businesses	(26)	(96)	(2)	(41)	—	(165)
Disposals	(75)	(156)	(13)	(124)	—	(368)
Reclassification from assets held for sale	—	—	1	—	—	1
At 30 June 2023 (re-presented)	986	2,946	96	289	—	4,317
Exchange differences	(20)	(69)	(3)	(15)	—	(107)
Depreciation charge for the year	175	365	23	37	—	600
Exceptional accelerated depreciation and impairment	9	36	1	—	—	46
Sale of businesses	(1)	(13)	(3)	—	—	(17)
Disposals	(43)	(156)	(9)	(20)	—	(228)
Reclassification to assets held for sale	(8)	(72)	—	(11)	—	(91)
At 30 June 2024	1,098	3,037	105	280	—	4,520
Carrying amount
At 30 June 2024	2,519	4,121	72	234	1,563	8,509
At 30 June 2023 (re-presented)	2,364	3,503	68	232	1,571	7,738
At 30 June 2022 (re-presented)	2,303	3,444	56	220	1,053	7,076